Film Related Obligations - Summary of IP Credit Facility Subject To Cumulative Minimum Guaranteed Payment (Detail) - STUDIO BUSINESS OF LIONS GATE ENTERTAINMENT CORP [Member] - Film Related Obligations [Member] - IP Credit Facility [Member]
$ in Millions
Sep. 29, 2022 USD ($)
September 30, 2023 [Member]
Disclosure In Tabular Form Of Minimum Guaranteed Payments IP Credit Facility [Line Items]
Cumulative Minimum Guaranteed Payment Amounts	$ 30.4
Payment Due Date	Nov. 14, 2023
September 30, 2024 [Member]
Disclosure In Tabular Form Of Minimum Guaranteed Payments IP Credit Facility [Line Items]
Cumulative Minimum Guaranteed Payment Amounts	$ 60.7
Payment Due Date	Nov. 14, 2024
September 30, 2025 [Member]
Disclosure In Tabular Form Of Minimum Guaranteed Payments IP Credit Facility [Line Items]
Cumulative Minimum Guaranteed Payment Amounts	$ 91.1
Payment Due Date	Nov. 14, 2025
September 30, 2026 [Member]
Disclosure In Tabular Form Of Minimum Guaranteed Payments IP Credit Facility [Line Items]
Cumulative Minimum Guaranteed Payment Amounts	$ 121.4
Payment Due Date	Nov. 14, 2026
July 30, 2027 [Member]
Disclosure In Tabular Form Of Minimum Guaranteed Payments IP Credit Facility [Line Items]
Cumulative Minimum Guaranteed Payment Amounts	$ 161.9
Payment Due Date	Jul. 30, 2027